As filed with the Securities and Exchange Commission on March 4, 2016

Securities Act File No. 333-92106

Investment Company Act of 1940 File No. 811-21145

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 119	☒
And
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 122	☒

SPDR® INDEX SHARES FUNDS

(Exact Name of Registrant as Specified in Charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (617) 664-7037

Joshua A. Weinberg, Esq.

Vice President and Managing Counsel

SSGA Funds Management, Inc.

One Lincoln Street

Boston, Massachusetts 02111

(Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Rule 485, paragraph (b)
☒	on April 3, 2016 pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on pursuant to Rule 485, paragraph (a)(2)

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until April 3, 2016, the effectiveness of Post-Effective Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A related to the SPDR MSCI EAFE Fossil Fuel Free ETF and SPDR MSCI Emerging Markets Fossil Fuel Free ETF, which was filed pursuant to Rule 485(a) under the Securities Act on December 22, 2015 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, SPDR® Index Shares Funds, the Registrant, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 4th day of March, 2016.

SPDR INDEX SHARES FUNDS

/s/ Ellen M. Needham*
By:	Ellen M. Needham
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Bonny E. Boatman* Bonny E. Boatman	Trustee	March 4, 2016

/s/ Dwight D. Churchill* Dwight D. Churchill	Trustee	March 4, 2016

/s/ David M. Kelly* David M. Kelly	Trustee	March 4, 2016

/s/ Frank Nesvet* Frank Nesvet	Trustee	March 4, 2016

/s/ Carl G. Verboncoeur* Carl G. Verboncoeur	Trustee	March 4, 2016

/s/ James E. Ross* James E. Ross	Trustee	March 4, 2016

/s/ Ellen M. Needham* Ellen M. Needham	President and Principal Executive Officer	March 4, 2016

/s/ Bruce S. Rosenberg* Bruce S. Rosenberg	Treasurer and Principal Financial Officer	March 4, 2016

*	By:	/s/ Christopher A. Madden
Christopher A. Madden
As Attorney-in-Fact
Pursuant to Power of Attorney